Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable [Abstract]
Trade accounts receivable from third-part customers	$ 3,488,093	$ 1,345,755
Less: allowances for doubtful accounts	(709,366)	(904,052)
Total accounts receivable from third-party customers, net	2,778,727	441,703
Add: accounts receivable, net, related parties	86,219	93,589
Accounts receivable, net	$ 2,864,946	$ 535,292